Document and Entity Information	0 Months Ended
Oct. 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2013
Registrant Name	SCHRODER SERIES TRUST
Central Index Key	0000908802
Amendment Flag	false
Document Creation Date	Feb. 28, 2014
Document Effective Date	Mar. 01, 2014
Prospectus Date	Mar. 01, 2014
SCHRODER EMERGING MARKETS EQUITY FUND | SCHRODER EMERGING MARKET EQUITY FUND - INVESTOR CLASS
Risk/Return:
Trading Symbol	SEMNX
SCHRODER EMERGING MARKETS EQUITY FUND | SCHRODER EMERGING MARKET EQUITY FUND - ADVISOR CLASS
Risk/Return:
Trading Symbol	SEMVX
Schroder Emerging Markets Multi-Cap Equity Fund | Advisor Shares
Risk/Return:
Trading Symbol	SMEVX
Schroder Emerging Markets Multi-Cap Equity Fund | Investor Shares
Risk/Return:
Trading Symbol	SMENX
Schroder International Multi-Cap Value Fund | Schroder International Multi-Cap Value Fund Investor Shares
Risk/Return:
Trading Symbol	SIDNX
Schroder International Multi-Cap Value Fund | Schroder International Multi-Cap Value Fund Advisor Shares
Risk/Return:
Trading Symbol	SIDVX
SCHRODER US SMALL & MID-CAP OPPORTUNITIES FUND | SCHRODER US SMALL & MID CAP OPPORTUNITIES FUND - INVESTOR CLASS
Risk/Return:
Trading Symbol	SMDIX
SCHRODER US SMALL & MID-CAP OPPORTUNITIES FUND | SCHRODER US SMALL & MID CAP OPPORTUNITIES FUND - ADVISOR CLASS
Risk/Return:
Trading Symbol	SMDVX
Schroder Broad Tax-Aware Value Bond Fund | Investor Shares
Risk/Return:
Trading Symbol	STWTX
Schroder Emerging Markets Multi-Sector Bond Fund | Advisor Shares
Risk/Return:
Trading Symbol	SMSVX
Schroder Emerging Markets Multi-Sector Bond Fund | Investor Shares
Risk/Return:
Trading Symbol	SMSNX
Schroder Long Duration Investment-Grade Bond Fund | Investor Shares
Risk/Return:
Trading Symbol	STWLX
SCHRODER TOTAL RETURN FIXED INCOME FUND | SCHRODER TOTAL RETURN FIXED INCOME FUND - INVESTOR CLASS
Risk/Return:
Trading Symbol	SBBIX
SCHRODER TOTAL RETURN FIXED INCOME FUND | SCHRODER TOTAL RETURN FIXED INCOME FUND - ADVISOR CLASS
Risk/Return:
Trading Symbol	SBBVX
Schroder Absolute Return EMD and Currency Fund | Advisor Class
Risk/Return:
Trading Symbol	SARVX
Schroder Absolute Return EMD and Currency Fund | Investor Class
Risk/Return:
Trading Symbol	SARNX